                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-2782

                      (Investment Company Act File Number)

                     Federated High Income Bond Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  3/31/07

              Date of Reporting Period:  Six months ended 9/30/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated High Income Bond Fund, Inc.

Established 1977

30TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2006		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$7.87		$7.96		$8.05		$7.30		$7.68		$8.64
Income From Investment Operations:
Net investment income	0.28		0.59		0.58	[1]	0.62		0.67	[2]	0.83
Net realized and unrealized gain (loss) on investments	0.01		(0.09)		(0.05	) [1]	0.75		(0.37)		(0.94)
TOTAL FROM INVESTMENT OPERATIONS	0.29		0.50		0.53		1.37		0.30		(0.11)
Less Distributions:
Distribution from net investment income	(0.29)		(0.59)		(0.62)		(0.62)		(0.68)		(0.85)
Net Asset Value, End of Period	$7.87		$7.87		$7.96		$8.05		$7.30		$7.68
Total Return [3]	3.77%		6.57	% [4]	6.77	% [5]	19.42%		4.43%		(1.17)%

Ratios to Average Net Assets:
Net expenses	1.23	% [7]	1.20%		1.22%		1.21%		1.23%		1.23%
Net investment income	7.23	% [7]	7.21%		7.24	% [1]	7.60%		9.31%		10.37%
Expense waiver/reimbursement [6]	0.02	% [7]	0.03%		0.02%		0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$684,203		$712,791		$775,085		$884,503		$817,147		$678,052
Portfolio turnover	13%		24%		34%		51%		43%		40%

1 Due to a misclassification previously reported, the Fund reclassified discount accretion/premium amortization on long-term debt securities for the year ended March 31, 2005, to allow proper comparison from year to year. Net assets were not affected by this reclassification.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.01% on total return.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on total return.

6 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

7 Computed on an annualized basis.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2006		2006	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$7.86		$7.96	$8.04		$7.29		$7.68		$8.63
Income From Investment Operations:
Net investment income	0.25		0.53	0.52	[1]	0.56		0.62	[2]	0.75
Net realized and unrealized gain (loss) on investments	0.01		(0.10)	(0.04	) [1]	0.75		(0.39)		(0.91)
TOTAL FROM INVESTMENT OPERATIONS	0.26		0.43	0.48		1.31		0.23		(0.16)
Less Distributions:
Distribution from net investment income	(0.26)		(0.53)	(0.56)		(0.56)		(0.62)		(0.79)
Net Asset Value, End of Period	$7.86		$7.86	$7.96		$8.04		$7.29		$7.68
Total Return [3]	3.38%		5.65%	6.10	% [4]	18.54%		3.53%		(1.79)%

Ratios to Average Net Assets:
Net expenses	1.98	% [6]	1.97%	1.97%		1.96%		1.98%		1.98%
Net investment income	6.47	% [6]	6.44%	6.49	% [1]	6.85%		8.56%		9.64%
Expense waiver/reimbursement [5]	0.02	% [6]	0.01%	0.02%		0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$464,906		$536,632	$746,111		$945,435		$892,103		$912,370
Portfolio turnover	13%		24%	34%		51%		43%		40%

1 Due to a misclassification previously reported, the Fund reclassified discount accretion/premium amortization on long-term debt securities for the year ended March 31, 2005, to allow proper comparison from year to year. Net assets were not affected by this reclassification.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on total return.

5 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

6 Computed on an annualized basis.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2006		2006	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$7.86		$7.96	$8.04		$7.30		$7.68		$8.63
Income From Investment Operations:
Net investment income	0.25		0.53	0.52	[1]	0.56		0.62	[2]	0.75
Net realized and unrealized gain (loss) on investments	0.01		(0.10)	(0.04	) [1]	0.74		(0.38)		(0.91)
TOTAL FROM INVESTMENT OPERATIONS	0.26		0.43	0.48		1.30		0.24		(0.16)
Less Distributions:
Distribution from net investment income	(0.26)		(0.53)	(0.56)		(0.56)		(0.62)		(0.79)
Net Asset Value, End of Period	$7.86		$7.86	$7.96		$8.04		$7.30		$7.68
Total Return [3]	3.38%		5.65%	6.10	% [4]	18.39%		3.66%		(1.79)%

Ratios to Average Net Assets:
Net expenses	1.98	% [6]	1.97%	1.97%		1.96%		1.98%		1.98%
Net investment income	6.47	% [6]	6.44%	6.49	% [1]	6.85%		8.56%		9.63%
Expense waiver/reimbursement [5]	0.02	% [6]	0.01%	0.02%		0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$151,963		$163,133	$203,362		$246,559		$202,813		$189,724
Portfolio turnover	13%		24%	34%		51%		43%		40%

1 Due to a misclassification previously reported, the Fund reclassified discount accretion/premium amortization on long-term debt securities for the year ended March 31, 2005, to allow proper comparison from year to year. Net assets were not affected by this reclassification.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on total return.

5 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

6 Computed on an annualized basis.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2006	Ending Account Value 9/30/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,037.70	$6.28
Class B Shares	$1,000	$1,033.80	$10.09
Class C Shares	$1,000	$1,033.80	$10.09
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.90	$6.23
Class B Shares	$1,000	$1,015.14	$10.00
Class C Shares	$1,000	$1,015.14	$10.00

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.23%
Class B Shares	1.98%
Class C Shares	1.98%

Portfolio of Investments Summary Table

At September 30, 2006, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets
Media - Non-Cable	10.6%
Health Care	6.9%
Chemicals	6.1%
Gaming	6.0%
Utility--Natural Gas	5.7%
Industrial--Other	5.4%
Automotive	5.4%
Consumer Products	5.3%
Technology	4.5%
Food & Beverage	4.1%
Utility--Electric	3.9%
Other [2]	31.3%
Cash Equivalents [3]	2.9%
Other Assets and Liabilities--Net [4]	1.9%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

2 For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2006 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--94.1%
		Aerospace/Defense--1.6%
$2,850,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$2,814,375
2,200,000	[3]	Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009	1,540
3,400,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	3,357,500
2,700,000		K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	2,720,250
4,700,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	4,582,500
3,950,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	3,772,250
3,175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	3,103,563
		TOTAL	20,351,978
		Automotive--5.4%
5,900,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	4,366,000
4,875,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	3,790,312
15,400,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	14,538,339
1,950,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	2,019,810
10,025,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	9,982,193
9,760,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	10,233,087
2,450,000		General Motors Corp., Note, 7.125%, 7/15/2013	2,165,188
3,450,000		General Motors Corp., Note, 8.375%, 7/15/2033	3,001,500
4,475,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	4,542,125
2,800,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015	1,862,000
1,425,000		TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013	1,524,750
4,538,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	4,969,110
2,650,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	2,630,125
4,575,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,552,125
		TOTAL	70,176,664
		Building Materials--2.3%
2,225,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	2,225,000
4,075,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	4,238,000
1,488,000		Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.329%, 6/15/2012	1,512,180
2,625,000		Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	2,513,438
Principal Amount			Value
		CORPORATE BONDS--continued
		Building Materials--continued
$1,775,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	$1,808,281
7,225,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	5,888,375
1,950,000		Nortek Holdings, Inc., Sr. Disc. Note, 10.75%, 3/1/2014	1,355,250
2,050,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	1,947,500
4,550,000	[1,2]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	4,618,250
975,000		Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	979,875
3,400,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	3,285,250
		TOTAL	30,371,399
		Chemicals--5.9%
2,950,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	2,924,187
5,050,000		Compass Minerals International, Inc., Sr. Disc. Note, 12.00%, 6/1/2013	4,721,750
5,025,000		Compass Minerals International, Inc., Sr. Disc. Note, 12.75%, 12/15/2012	4,874,250
9,095,000		Crystal US Holdings, Sr. Disc. Note, 10/1/2014	7,423,794
4,062,000		Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014	4,427,580
5,125,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	5,451,719
6,650,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	6,816,250
6,435,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	6,563,700
5,175,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	5,498,437
2,591,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	2,817,712
3,625,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	3,706,563
2,550,000		Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016	2,601,000
2,163,000		Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	1,708,770
1,325,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	1,358,125
4,200,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	4,399,500
5,900,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	5,885,250
2,875,000		PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013	2,745,625
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	2,041,138
1,300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,381,864
		TOTAL	77,347,214
		Construction Machinery--0.4%
4,325,000		Case New Holland, Sr. Note, 9.25%, 8/1/2011	4,606,125
8,375,000	[3]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
		TOTAL	4,606,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--5.3%
$5,575,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	$4,655,125
4,700,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	4,982,000
1,850,000	[1,2]	American Achievement Corp., Sr. PIK Deb., 12.75%, 10/1/2012	1,942,500
1,800,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	1,827,000
3,250,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	3,315,000
2,225,000		Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	1,919,062
3,450,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	3,320,625
1,400,000	[1,3]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	0
2,375,000	[1,3]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	0
11,350,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	9,420,500
4,825,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	4,873,250
2,925,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	2,844,562
5,650,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	5,932,500
375,000		Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013	326,250
2,600,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	2,665,000
7,800,000		Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015	6,279,000
1,300,000	[1,2]	Steinway Musical Instruments, Sr. Note, 7.00%, 3/1/2014	1,280,500
2,226,000		Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	2,345,648
6,525,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	5,872,500
5,050,000	[1,2]	Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	5,106,813
		TOTAL	68,907,835
		Diversified Manufacturing--0.1%
1,275,000	[1,2]	Mobile Services Group, Inc./Mobile Storage Group, Inc., Sr. Note, 9.75%, 8/1/2014	1,313,250
		Energy--2.0%
3,200,000	[1,2]	Basic Energy Services, Inc., Sr. Note, 7.125%, 4/15/2016	3,104,000
4,950,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	4,702,500
1,825,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,861,500
1,275,000		Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015	1,224,000
2,050,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016	2,126,875
4,825,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	4,845,719
1,575,000		Pogo Producing Co., Sr. Sub. Note, 6.625%, 3/15/2015	1,512,000
2,225,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	2,124,875
1,475,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,489,750
2,750,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	2,777,500
		TOTAL	25,768,719
Principal Amount			Value
		CORPORATE BONDS--continued
		Entertainment--2.0%
$2,575,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	$2,658,687
2,450,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	2,554,125
8,000,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	6,420,000
3,325,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 9.818%, 4/1/2012	3,333,312
4,175,000		Intrawest Corp., Sr. Note, 7.50%, 10/15/2013	4,503,781
4,775,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	5,168,938
1,375,000		Universal City Florida Holding Co., Floating Rate Note, 10.239%, 5/1/2010	1,419,688
		TOTAL	26,058,531
		Environmental--0.5%
4,150,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	4,113,687
2,470,000		Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	2,791,100
		TOTAL	6,904,787
		Financial Institutions--0.4%
4,775,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	4,775,000
		Food & Beverage--4.1%
8,925,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	7,809,375
3,175,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	3,270,250
2,625,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	2,667,656
2,750,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	2,763,750
4,875,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	4,728,750
2,225,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	1,735,500
4,800,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	4,704,000
5,375,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	5,509,375
3,600,000	[1,2]	Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014	3,870,000
4,725,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	4,819,500
2,225,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	2,291,750
6,850,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	5,959,500
2,175,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,251,125
1,325,000		Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009	1,391,250
		TOTAL	53,771,781
		Gaming--6.0%
4,275,000		155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012	3,612,375
3,700,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	3,903,500
4,500,000	[1,2]	Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012	4,730,625
1,650,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	1,608,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$2,650,000	[1,2]	Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	$2,636,750
4,000,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	3,725,000
7,950,000		MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007	8,178,562
4,950,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	5,234,625
1,125,000	[1,2]	MTR Gaming Group, Inc., Sr. Sub. Note, 9.00%, 6/1/2012	1,136,250
1,500,000		Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009	1,440,624
9,375,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	9,726,562
4,525,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	4,858,719
9,500,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	9,927,500
1,200,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	1,272,000
2,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	2,006,437
1,200,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	1,227,000
800,000		Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012	776,000
1,325,000		Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016	1,381,313
4,250,000		Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014	4,000,313
2,825,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	2,952,125
3,425,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	3,339,375
		TOTAL	77,674,405
		Health Care--6.9%
2,350,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	2,514,500
4,200,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	4,389,000
8,000,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	8,520,000
2,600,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	2,470,000
14,175,000		CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015	10,560,375
3,950,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	4,127,750
3,375,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	3,526,875
5,800,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	5,785,500
6,625,000		HCA, Inc., Note, 8.75%, 9/1/2010	6,707,813
1,775,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	1,437,750
4,300,000		HCA, Inc., Sr. Note, 6.75%, 7/15/2013	3,649,625
5,550,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	4,356,750
4,825,000		HCA, Inc., Sr. Note, 7.875%, 2/1/2011	4,638,031
4,100,000	[1,2]	National Mentor, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	4,284,500
4,700,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	4,588,375
2,925,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	2,866,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Health Care--continued
$2,825,000		VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	$2,863,844
3,600,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	3,510,000
1,875,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,872,656
3,100,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	3,123,250
1,250,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,264,063
2,675,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	2,765,281
		TOTAL	89,822,438
		Industrial - Other--5.4%
7,000,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	6,877,500
2,575,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	2,362,562
4,075,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	4,380,625
6,700,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	7,539,376
3,425,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	3,621,937
3,725,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	3,706,375
2,900,000	[1,2]	Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	2,950,750
7,525,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	7,073,500
2,535,000		Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	2,766,319
6,400,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	6,944,000
5,650,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	5,960,750
5,044,493		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	5,321,940
3,675,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	3,592,313
4,800,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	4,896,000
2,375,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,345,313
		TOTAL	70,339,260
		Lodging--1.7%
2,875,000		Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014	2,763,594
3,450,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	3,363,750
2,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	2,131,187
1,425,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,449,937
2,550,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	2,741,250
1,450,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	1,472,800
3,275,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	3,486,991
4,350,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.88%, 5/1/2012	4,589,250
		TOTAL	21,998,759
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Cable--2.6%
$1,291,000		CCH I Holdings LLC, Sr. Disc. Note, 9.92%, 4/1/2014	$889,176
3,151,000		CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015	2,883,165
1,175,000	[1,2]	CSC Holdings, Inc., Sr. Note, 7.00%, 4/15/2012	1,176,469
2,400,000		CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008	2,436,000
2,825,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	2,874,437
3,700,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	3,848,000
9,600,000		Charter Communications Inc., Sr. Note, 10.25%, 9/15/2010	9,840,000
8,450,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	9,104,875
1,175,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,119,188
		TOTAL	34,171,310
		Media - Non-Cable--10.6%
2,150,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	2,273,625
1,775,000		Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010	1,921,437
3,475,000		Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011	3,648,750
4,781,115		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	4,565,965
2,100,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	2,110,500
4,100,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	4,059,000
5,800,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	5,742,000
1,500,000		CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011	1,485,000
850,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	803,250
5,232,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	5,447,820
8,702,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	9,441,670
4,400,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	3,729,000
7,775,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	7,415,406
3,000,000		Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	2,632,500
12,500,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	13,343,750
6,125,000		Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	4,471,250
4,375,000		Intelsat Subsidiary Holding Co. Ltd., Floating Rate Note - Sr. Note, 10.484%, 1/15/2012	4,457,031
3,200,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	3,288,000
2,050,000	[1,2]	Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,975,687
550,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	530,062
4,050,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	4,095,563
4,225,000		NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	3,147,625
2,850,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	2,686,125
1,600,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 10.00%, 8/1/2014	1,662,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$1,275,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	$1,322,813
1,475,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,484,219
2,175,000		R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	2,403,375
3,600,000		R.H. Donnelley Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	3,303,000
2,075,000		R.H. Donnelley Corp., Sr. Disc. Note, Series W1, 6.875%, 1/15/2013	1,903,813
3,800,000		R.H. Donnelley Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016	3,828,500
5,300,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	6,015,500
1,900,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	1,814,500
2,825,000		Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013	2,775,563
4,000,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	4,060,000
7,750,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	7,827,500
6,025,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014	5,814,125
1,378,461		Ziff Davis Media, Inc., Company Guarantee, Series, 12.00%, 8/12/2009	820,184
		TOTAL	138,306,108
		Metals & Mining--0.5%
4,300,000	[1,2]	Novelis, Inc., Sr. Note, 8.25%, 2/15/2015	4,106,500
6,200,000	[3]	Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	0
2,565,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	2,750,962
		TOTAL	6,857,462
		Packaging--2.3%
4,625,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	4,555,625
2,650,000	[1,2]	Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	2,676,500
4,050,000	[1,2]	Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016	3,948,750
4,475,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	4,553,313
3,950,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	4,147,500
2,650,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	2,729,500
5,125,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	5,201,875
2,000,000	[1,2]	Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015	2,030,000
977,424	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	271,919
		TOTAL	30,114,982
Principal Amount			Value
		CORPORATE BONDS--continued
		Paper--2.2%
$3,975,000		Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015	$3,637,125
6,650,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	6,832,875
5,350,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	5,671,000
4,600,000		Mercer International, Inc., 9.25%, 2/15/2013	4,214,750
4,975,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	5,174,000
2,900,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	3,001,500
875,000		Tembec Industries, Inc., 8.50%, 2/1/2011	459,375
		TOTAL	28,990,625
		Restaurants--0.7%
2,025,000	[1,2]	Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	1,933,875
2,675,000	[1,2]	El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013	2,982,625
4,125,000		Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014	3,970,312
		TOTAL	8,886,812
		Retailers--1.4%
1,250,000	[1,2]	AutoNation, Inc., Floating Rate Note - Sr. Note, 7.506%, 4/15/2013	1,271,875
1,225,000	[1,2]	AutoNation, Inc., Sr. Note, 7.00%, 4/15/2014	1,228,062
5,650,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	5,763,000
5,007,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	4,956,930
2,025,000		General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	1,974,375
2,258,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	2,619,233
		TOTAL	17,813,475
		Services--1.5%
1,040,000		CB Richard Ellis Services, Inc., Sr. Note, 9.75%, 5/15/2010	1,115,400
4,475,000	[1,2]	Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	4,598,062
3,159,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	3,332,745
4,375,000		Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013	4,375,000
1,825,000		The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009	1,957,313
3,300,000	[1,2]	iPayment Holdings, Inc., Sr. Sub. Note, 9.75%, 5/15/2014	3,382,500
		TOTAL	18,761,020
		Technology--4.5%
3,400,000	[1,2]	Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	3,162,000
2,475,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	2,289,375
3,575,000		Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	3,852,062
2,100,000		MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	1,286,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--continued
$3,000,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	$3,157,500
4,225,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	4,467,937
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,675,000
3,975,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	4,134,040
2,503,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 11.008%, 4/1/2012	2,653,180
6,200,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	6,448,000
4,625,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	4,786,875
1,875,000		Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	1,992,188
6,700,000		UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	7,269,500
6,375,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	6,932,813
2,375,000		Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016	2,375,000
1,100,000		Xerox Corp., Sr. Unsecd. Note, 6.75%, 2/1/2017	1,122,000
		TOTAL	58,603,720
		Textile--0.3%
3,550,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	3,692,000
		Tobacco--0.5%
6,200,000	[1,2]	Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	6,504,525
		Transportation--1.5%
6,975,000	[3]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2049	0
3,900,000	[1,2]	Hertz Corp., Sr. Note, 8.875%, 1/1/2014	4,104,750
5,725,000	[1,2]	Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	6,326,125
125,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	118,437
1,750,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	1,728,125
7,275,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	7,857,000
4,400,000	[3]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2011	0
		TOTAL	20,134,437
		Utility - Electric--3.9%
1,275,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	1,294,125
1,175,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	1,216,125
6,875,000	[1,2]	Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	6,995,312
3,750,000		Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009	3,871,875
1,800,943	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,755,444
1,700,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	1,691,500
6,000,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,977,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$625,000		Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012	$647,397
4,939,000		Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013	5,413,668
1,625,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	1,625,808
2,900,000	[1,2]	Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018	3,028,632
1,400,000		Northwestern Corp., Note, 5.875%, 11/1/2014	1,384,186
8,250,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	9,054,375
1,600,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	1,668,000
3,400,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	3,418,435
1,475,000		TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	1,519,250
		TOTAL	50,561,632
		Utility - Natural Gas--5.7%
1,550,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	1,633,181
3,000,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	2,970,000
825,000		Atlas Pipeline Partners LP, Sr. Note, Series WI, 8.125%, 12/15/2015	843,562
4,175,000		El Paso Corp., Note, 6.95%, 12/15/2007	4,237,625
1,600,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,648,000
4,925,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	5,146,625
7,375,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	7,577,813
4,900,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	4,563,125
3,900,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	3,753,750
1,075,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	1,064,250
3,725,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	3,818,125
3,425,000	[1,2]	SemGroup LP, Sr. Note, 8.75%, 11/15/2015	3,472,094
2,975,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	2,972,599
1,000,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	987,500
6,600,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	7,605,919
1,950,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	2,063,482
1,000,000	[1,2]	Transcontinental Gas Pipe Corp., Sr. Note, 6.40%, 4/15/2016	993,750
4,050,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	4,500,563
9,025,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	9,431,125
5,100,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	5,355,000
		TOTAL	74,638,088
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Wireless Communications--2.8%
$2,000,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.258%, 1/1/2013	$2,075,000
3,425,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	3,484,937
2,250,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	2,345,625
8,575,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	8,914,188
7,300,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	7,309,125
3,050,000		Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.515%, 12/15/2010	3,111,000
525,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012	551,906
675,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015	723,938
2,750,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	2,935,625
4,350,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	4,803,354
		TOTAL	36,254,698
		Wireline Communications--3.1%
5,100,000		AT&T Corp., Sr. Note, 8.00%, 11/15/2031	6,265,828
3,450,000		Citizens Communications Co., 9.00%, 8/15/2031	3,717,375
575,000		Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013	562,063
3,050,000	[1,2]	Nordic Telephone Co. Holdings APS, Sr. Note, 8.875%, 5/1/2016	3,221,563
18,500,000		Qwest Corp., Note, 8.875%, 3/15/2012	20,280,625
3,650,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	3,905,500
1,750,000	[1,2]	Windstream Corp., Sr. Note, 8.625%, 8/1/2016	1,881,250
		TOTAL	39,834,204
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,231,510,372)	1,224,313,243
		COMMON STOCKS AND WARRANTS--0.6%
		Chemicals--0.2%
1,562	[3]	General Chemical Industrial Products, Inc.	1,678,541
669	[3]	General Chemical Industrial Products, Inc., Warrants	467,357
903	[3]	General Chemical Industrial Products, Inc., Warrants	793,899
		TOTAL	2,939,797
		Consumer Products--0.0%
3,192	[1,3]	Sleepmaster LLC	7,980
		Food & Beverage--0.2%
127,620		B&G Foods, Inc.	2,418,399
Shares			Value
		COMMON STOCKS AND WARRANTS--continued
		Industrial - Other--0.1%
835,358	[1,3]	ACP Holdings Corp., Warrants	$1,357,456
		Lodging--0.0%
1,750	[1,3]	Motels of America, Inc.	0
		Media - Cable--0.1%
52,360		NTL, Inc.	1,331,515
		Media - Non-Cable--0.0%
3,475	[1,3]	Advanstar, Inc., Warrants	35
46	[3]	Sullivan Graphics, Inc.	0
6,750	[3]	XM Satellite Radio, Inc., Warrants	40,500
66,000	[3]	Ziff Davis Media, Inc., Warrants	660
		TOTAL	41,195
		Metals & Mining--0.0%
6,200	[1,3]	Republic Technologies International, Inc., Warrants	0
237,797	[1,3]	Royal Oak Mines, Inc.	3,686
		TOTAL	3,686
		Other--0.0%
746	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.0%
4,800	[1,3]	Pliant Corp., Warrants	0
107,000	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		Paper--0.0%
3,250	[1,3]	MDP Acquisitions PLC, Warrants	50,375
		TOTAL COMMON STOCKS AND WARRANTS (IDENTIFIED COST $19,218,082)	8,150,403
		PREFERRED STOCKS--0.5%
		Media - Non-Cable--0.0%
360		Ziff Davis Media, Inc., PIK Pfd., Series E-1	54,900
		Retailers--0.5%
5,725		General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A	6,311,813
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,759,350)	6,366,713
Principal Amount			Value
		REPURCHASE AGREEMENT--2.9%
$37,556,000		Interest in $3,200,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/20/2016 for $3,201,440,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $3,264,000,579. (AT COST)	$37,556,000
		TOTAL INVESTMENTS--98.1% (IDENTIFIED COST $1,294,043,804) [4]	1,276,386,359
		OTHER ASSETS AND LIABILITIES - NET--1.9%	24,685,679
		TOTAL NET ASSETS--100%	$1,301,072,038

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2006, these restricted securities amounted to $205,707,826, which represented 15.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At September 30, 2006, these liquid restricted securities amounted to $204,028,040, which represented 15.7% of total net assets.

3 Non-income producing security.

4 The cost of investments for federal tax purposes amounts to $1,294,774,003.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,294,043,804)		$1,276,386,359
Cash		389
Income receivable		26,215,637
Receivable for investments sold		2,409,519
Receivable for shares sold		1,367,239
TOTAL ASSETS		1,306,379,143
Liabilities:
Payable for investments purchased	$1,679,805
Payable for shares redeemed	2,334,227
Payable for transfer and dividend disbursing agent fees and expenses	506,371
Payable for Directors'/Trustees' fee	271
Payable for distribution services fee (Note 5)	381,447
Payable for shareholder services fee (Note 5)	398,883
Accrued expenses	6,101
TOTAL LIABILITIES		5,307,105
Net assets for 165,403,864 shares outstanding		$1,301,072,038
Net Assets Consist of:
Paid-in capital		$2,042,104,666
Net unrealized depreciation of investments		(17,657,445)
Accumulated net realized loss on investments		(719,807,751)
Distributions in excess of net investment income		(3,567,432)
TOTAL NET ASSETS		$1,301,072,038
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($684,202,881 ÷ 86,946,209 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.87
Offering price per share (100/95.50 of $7.87) [1]		$8.24
Redemption proceeds per share (98.00/100 of $7.87) [1]		$7.71
Class B Shares:
Net asset value per share ($464,906,035 ÷ 59,130,950 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$7.86
Offering price per share		$7.86
Redemption proceeds per share (92.50/100 of $7.86) [1]		$7.27
Class C Shares:
Net asset value per share ($151,963,122 ÷ 19,326,705 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.86
Offering price per share (100/99.00 of $7.86) [1]		$7.94
Redemption proceeds per share (97.00/100 of $7.86) [1]		$7.62

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $5,455)			$110,431
Interest			56,848,588
TOTAL INCOME			56,959,019
Expenses:
Investment adviser fee (Note 5)		$5,050,276
Administrative personnel and services fee (Note 5)		535,770
Custodian fees		29,101
Transfer and dividend disbursing agent fees and expenses		821,074
Directors'/Trustees' fees		10,867
Auditing fees		12,252
Legal fees		5,065
Portfolio accounting fees		96,478
Distribution services fee--Class B Shares (Note 5)		1,860,063
Distribution services fee--Class C Shares (Note 5)		588,241
Shareholder services fee--Class A Shares (Note 5)		854,149
Shareholder services fee--Class B Shares (Note 5)		620,021
Shareholder services fee--Class C Shares (Note 5)		191,089
Share registration costs		31,186
Printing and postage		65,429
Insurance premiums		8,084
Taxes		51,030
Miscellaneous		7,460
TOTAL EXPENSES		10,837,635
Waivers (Note 5):
Waiver of investment adviser fee	$(93,997)
Waiver of administrative personnel and services fee	(22,662)
TOTAL WAIVERS		(116,659)
Net expenses			10,720,976
Net investment income			46,238,043
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(10,579,431)
Net change in unrealized depreciation of investments			10,501,190
Net realized and unrealized loss on investments			(78,241)
Change in net assets resulting from operations			$46,159,802

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2006	Year Ended 3/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$46,238,043	$105,665,811
Net realized gain (loss) on investments	(10,579,431)	15,481,027
Net change in unrealized appreciation/depreciation of investments	10,501,190	(30,966,239)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	46,159,802	90,180,599
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(25,678,374)	(55,526,341)
Class B Shares	(16,462,915)	(42,664,744)
Class C Shares	(5,213,755)	(12,328,928)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(47,355,044)	(110,520,013)
Share Transactions:
Proceeds from sale of shares	77,990,587	196,126,663
Net asset value of shares issued to shareholders in payment of distributions declared	32,686,718	72,228,155
Cost of shares redeemed	(220,966,427)	(560,017,697)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(110,289,122)	(291,662,879)
Change in net assets	(111,484,364)	(312,002,293)
Net Assets:
Beginning of period	1,412,556,402	1,724,558,695
End of period (including distributions in excess of net investment income of $(3,567,432) and $(2,450,431), respectively)	$1,301,072,038	$1,412,556,402

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2006 (unaudited)

1. ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

investments in other open-end regulated investment companies are valued at net asset value; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
ACP Holdings Corp., Warrants	9/24/2003	$ 835,356
Advanstar, Inc., Warrants	2/14/2001	$ 285,550
CVC Claims Litigation LLC	3/26/1997 - 6/18/1997	$ 7,280,944
Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	4/15/1998	$ 1,404,000
Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	4/15/1998	$ 1,233,189
MDP Acquisitions PLC, Warrants	9/23/2002	$ 0
Motels of America, Inc.	8/30/1994	$ 117,506
Pliant Corp., Warrants	5/25/2000 - 9/25/2000	$ 146,358
Republic Technologies International, Inc., Warrants	3/14/2000	$ 0
Royal Oak Mines, Inc.	2/24/1999	$ 26,419
Russell Stanley Holdings, Inc.	2/5/1999 - 7/9/1999	$ 0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 - 5/15/2005	$ 5,400,035
Sleepmaster LLC	12/23/2004	$ 1,011,340

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 9/30/2006		Year Ended 3/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,199,315	$56,336,174	19,331,801	$152,628,242
Shares issued to shareholders in payment of distributions declared	2,384,077	18,584,478	4,896,015	38,440,853
Shares redeemed	(13,199,742)	(102,997,029)	(31,025,112)	(243,919,502)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,616,350)	$(28,076,377)	(6,797,296)	$(52,850,407)

	Six Months Ended 9/30/2006		Year Ended 3/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,861,953	$14,516,232	3,520,573	$27,721,059
Shares issued to shareholders in payment of distributions declared	1,352,206	10,539,629	3,270,305	25,672,331
Shares redeemed	(12,319,010)	(96,225,135)	(32,325,483)	(254,385,517)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(9,104,851)	$(71,169,274)	(25,534,605)	$(200,992,127)

	Six Months Ended 9/30/2006		Year Ended 3/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	914,774	$7,138,181	2,005,240	$15,777,362
Shares issued to shareholders in payment of distributions declared	457,109	3,562,611	1,033,732	8,114,971
Shares redeemed	(2,788,626)	(21,744,263)	(7,854,773)	(61,712,678)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,416,743)	$(11,043,471)	(4,815,801)	$(37,820,345)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(14,137,944)	$(110,289,122)	(37,147,702)	$(291,662,879)

4. FEDERAL TAX INFORMATION

At September 30, 2006, the cost of investments for federal tax purposes was $1,294,774,003. The net unrealized depreciation of investments for federal tax purposes was $18,387,644. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $49,302,655 and net unrealized depreciation from investments for those securities having an excess of cost over value of $67,690,299.

At March 31, 2006, the Fund had a capital loss carryforward of $682,311,839 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 30,382,492
2010	$ 245,607,631
2011	$ 297,612,303
2012	$108,709,413

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2006, the Adviser voluntarily waived $93,997 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2006, FSC retained $115,476 of fees paid by the Fund.

Sales Charges

For the six months ended September 30, 2006, FSC retained $43,305 in sales charges from the sale of Class A Shares. FSC also retained $11,906 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended September 30, 2006, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $13,299, $9,386 and $2,988, respectively.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended September 30, 2006, FSSC received $31,094 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended September 30, 2006, were as follows:

Purchases	$162,132,537
Sales	$281,639,983

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED HIGH INCOME BOND FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306

8110103 (11/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED HIGH INCOME BOND FUND, INC.

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 21, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 21, 2006

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 21, 2006